Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.	Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total

Year Ended June 30, 2020
Opening net book amount	204	376	246	826
Additions	1,393	458	152	2,003
Exchange differences	(2)	9	43	50
Disposals	—	—	(1)	(1)
Depreciation charge	(259)	(136)	(190)	(585)
Closing net book value	1,336	707	250	2,293

As of June 30, 2020
Cost	5,598	1,766	3,182	10,546
Accumulated depreciation	(4,262)	(1,059)	(2,932)	(8,253)
Net book value	1,336	707	250	2,293

Year Ended June 30, 2021
Opening net book amount	1,336	707	250	2,293
Additions	1,427	138	156	1,721
Exchange differences	(75)	89	9	23
Depreciation charge	(735)	(123)	(158)	(1,016)
Closing net book value	1,953	811	257	3,021

As of June 30, 2021
Cost	6,955	2,009	3,505	12,469
Accumulated depreciation	(5,002)	(1,198)	(3,248)	(9,448)
Net book value	1,953	811	257	3,021

Schedule of Right-of-Use Assets

Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2020
Opening net book amount	—	—	—
Initial recognition under IFRS 16 adoption	4,897	—	4,897
Additions	—	3,844	3,844
Reassessment	321	998	1,319
Exchange differences	51	—	51
Depreciation charge	(1,509)	(624)	(2,133)
Closing net book value	3,760	4,218	7,978

As of June 30, 2020
Cost	5,269	4,842	10,111
Accumulated depreciation	(1,509)	(624)	(2,133)
Net book value	3,760	4,218	7,978

Year Ended June 30, 2021
Opening net book amount	3,760	4,218	7,978
Additions	395	—	395
Reassessment	2,721	842	3,563
Exchange differences	232	—	232
Depreciation charge	(1,691)	(1,358)	(3,049)
Closing net book value	5,417	3,702	9,119

As of June 30, 2021
Cost	8,665	5,684	14,349
Accumulated depreciation	(3,248)	(1,982)	(5,230)
Net book value	5,417	3,702	9,119

Summary of Lease Liabilities	Lease liabilities
	As of June 30,
	2021	2020
Current	2,765	3,519
Non-current	8,485	6,317
Lease liabilities included in the statement of financial position	11,250	9,836

Summary of Intangible Assets
c.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2020
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Additions	—	50	—	—	50
Exchange differences	—	(2)	—	1	(1)
Amortization charge	—	(119)	—	(1,455)	(1,574)
Closing net book amount	134,453	1,673	427,779	17,696	581,601

As of June 30, 2020
Cost	134,453	2,862	489,698	24,000	651,013
Accumulated amortization	—	(1,189)	—	(6,304)	(7,493)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,673	427,779	17,696	581,601

Year Ended June 30, 2021
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	1	—	21	22
Amortization charge	—	(102)	—	(1,475)	(1,577)
Closing net book amount	134,453	2,072	427,779	16,242	580,546

As of June 30, 2021
Cost	134,453	3,407	489,698	23,999	651,557
Accumulated amortization	—	(1,335)	—	(7,757)	(9,092)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,072	427,779	16,242	580,546

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes rexlemestrocel-L (MPC-150-IM) for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

Summary of Provisions

	As of			As of
	June 30, 2021			June 30, 2020
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,764	14,645	25,409	19,699	25,467	45,166
Employee benefits	4,195	47	4,242	5,748	83	5,831
Provision for license agreements	3,751	2,325	6,076	3,750	2,013	5,763
	18,710	17,017	35,727	29,197	27,563	56,760

Summary of Deferred Tax Balances

(i) Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	71,916	72,899
Other temporary differences	8,248	6,196
Total deferred tax assets	80,164	79,095

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	80,164	79,825
Total deferred tax liabilities	80,164	79,825
Net deferred tax liabilities	—	730

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(10,727)	(1,960)	3,272	(9,415)
- directly to equity	(430)	(549)	—	(979)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	1,449	(2,609)	339	(821)
- directly to equity	(466)	557	—	91
As of June 30, 2021	(71,916)	(8,248)	80,164	—

(1)	Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Opening balance(1)(2)	2,500	10,000
Milestone consideration received during the period(2)	—	2,500
Amount recognized as revenue during the period(1)	—	(10,000)
Balance as of the end of the period	2,500	2,500

(1)

The $10.0 million opening balance in deferred consideration represents the portion of the $20.0 million upfront technology access fee received from Tasly that had not been recognized as revenue. In accordance with the Group’s accounting policy, revenue related to the licensing of intellectual property is only recognized to the extent that control has been transferred to the customer. In the year ended June 30, 2020, the Group recognized the remaining $10.0 million of the upfront technology access fee received in revenue as the control for this portion of revenue was transferred to Tasly based on our decision regarding the exercise of our rights in the terms and conditions of the agreement.

(2)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2021.